Parent Company Only	12 Months Ended
Dec. 31, 2015
Parent Company Only [Abstract]
Parent Company Only
(19) Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Income

(dollars in thousands)	Years Ended December 31,
Income:	2015	2014	2013

Dividends and interest from subsidiaries	$24,501	24,499	24,491
Miscellaneous income	-	18	-
Total income	24,501	24,517	24,491
Expense:
Operating supplies	33	50	81
Professional services	577	557	491
Miscellaneous expense	664	1,350	1,042
Total expense	1,274	1,957	1,614
Income before income taxes and subsidiaries' undistributed earnings	23,227	22,560	22,877
Income tax benefit	(405)	(663)	(548)
Income before subsidiaries' undistributed earnings	23,632	23,223	23,425
Equity in undistributed earnings of subsidiaries	18,606	20,970	16,387
Net income	$42,238	44,193	39,812

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2015	2014
Cash in subsidiary bank	$18,463	17,034
Investments in subsidiaries	401,289	382,968
Securities available for sale	35	35
Other assets	967	918
Total assets	420,754	400,955
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	7,444	7,511
Total liabilities	7,444	7,511
Shareholders' equity	413,310	393,444
Total liabilities and shareholders' equity	$420,754	400,955

Statements of Cash Flows

(dollars in thousands)	Years Ended December 31,
	2015	2014	2013
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$42,238	44,193	39,812
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(18,606)	(20,970)	(16,387)
Stock based compensation expense	204	325	378
Net change in other assets and accrued expenses	(140)	388	277
Total adjustments	(18,542)	(20,257)	(15,732)
Net cash provided by operating activities	23,696	23,936	24,080
Cash flows from investing activities:
Purchases of securities available for sale	-	(25)	-
Net cash used in investing activities	-	(25)	-
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	147	131	36
Dividends paid	(24,937)	(24,839)	(24,711)
Payments to acquire treasury stock	(147)	(282)	-
Proceeds from sales of treasury stock	2,670	2,850	2,908

Net cash used in financing activities	(22,267)	(22,140)	(21,767)

Net increase in cash and cash equivalents	1,429	1,771	2,313

Cash and cash equivalents at beginning of year	17,034	15,263	12,950

Cash and cash equivalents at end of year	$18,463	17,034	15,263